Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 3 – STOCKHOLDERS’ EQUITY (DEFICIT), STOCK OPTIONS AND WARRANTS

Public Offering of Units

On August 31, 2015 (the “Issuance Date”), the Company completed a public offering (the “Offering”) of 1,666,667 Units (the “Units”) as described below. The public offering price in the Offering was $9.00 per Unit, and the purchase price for the underwriter of the Offering (the “Underwriter”) was $8.28 per Unit, resulting in an underwriting discount and commission of $0.72 (or 8.00%) per Unit and total net proceeds to the Company before expenses of $13.8 million. The Company had granted the Underwriter an option for a period of 45 days to purchase up to an additional 250,000 Units solely to cover over-allotments. The Underwriter chose not to purchase any additional Units under the over-allotment option. The Company paid to the Underwriter a non-accountable expense allowance equal to 1% of the gross proceeds of the Offering and agreed to reimburse expenses incurred by the Underwriter up to $70,000.

On August 31, 2015, as a result of the communication of the Offering and the issuance of the 228,343 Exchange Units in the Unit Exchange described below, the Company issued a total of 1,895,010 Units, comprised of a total of aggregate of 1,895,010 shares of Common Stock, 1,895,010 shares of Series B Preferred Stock and 7,580,040 Series A Warrants.

Each Unit consisted of one share of common stock, par value $0.01 per share (the “Common Stock”), one share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) and four Series A Warrants. The shares of Common Stock, the shares of Series B Preferred Stock and the Series A Warrants that comprise the Units automatically separated on February 29, 2016.

For a description of the terms of the Series B Convertible Preferred Stock included within the Units, see “Certificate of Designation for Series B Preferred Stock” below. For a description of the terms of the Series A Warrants included within the Units, see “Series A Warrants” below.

Series A Warrants. The Series A Warrants separated from the Series B Convertible Preferred Stock and the Common Stock included within the Units as described above and are currently exercisable. The Series A Warrants will terminate on August 31, 2020. Each Series A Warrant is exercisable into one share of Common Stock at an initial cash exercise price of $4.95 per share. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

Holders may exercise Series A Warrants by paying the exercise price in cash or, in lieu of payment of the exercise price in cash, by electing to receive a number of shares of Common Stock equal to the Black Scholes Value (as defined below) based upon the number of shares the holder elects to exercise. The number of shares of Common Stock to be delivered will be determined according to the following formula, referred to as the “Cashless Exercise.”

Total Shares = (A x B) / C

Where:

•	Total Shares is the number of shares of Common Stock to be issued upon a Cashless Exercise.
•	A is the total number of shares with respect to which the Series A Warrant is then being exercised.

•	B is the Black Scholes Value (as defined below).

•	C is the closing bid price of the Common Stock as of two trading days prior to the time of such exercise, provided that in no event may “C” be less than $0.43 per share (subject to appropriate adjustment in the event of stock dividends, stock splits or similar events affecting the Common Stock).

The Black Scholes Value (as defined above) as of March 11, 2016 was $4.3246, and the closing bid price of Common Stock as of March 11, 2016, was $0.18. Therefore, an exercise on that date would have resulted in the issuance of 10.06 shares of Common Stock for each Series A Warrant. Approximately 3,390,935 Series A Warrants have been exercised in cashless exercises as of March 11, 2016, resulting in the issuance of 34,053,653 shares of Common Stock. If all of the remaining 4,189,105 Series A Warrants that were issued as part of the Units sold in the Offering and part of the Units issued on August 31, 2015 were exercised pursuant to a cashless exercise and the closing bid price of our common stock as of the two trading days prior to the time of such exercise was $0.43 per share or less and the Black Scholes Value were $4.3246 (the Black Scholes Value as of March 11, 2016), then a total of approximately 42,130,704 shares of our common stock would be issued to the holders of such Series A Warrants. The potential for such dilutive exercise of the Series A Warrants may depress the price of our common stock regardless of the Company’s business performance, and could encourage short selling by market participants, especially if the trading price of our common stock begins to decrease.

The Series A Warrants will not be exercisable or exchangeable by the holder of such warrants to the extent (and only to the extent) that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company, determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended, and the regulations promulgated thereunder.

In addition to (but not duplicative of) the adjustments to the exercise price and the number of shares of Common Stock issuable upon exercise of the Series A Warrants in the event of stock dividends, stock splits, reorganizations or similar events, the Series A Warrants provide for certain adjustments if the Company, at any time prior to the three year anniversary of the Issuance Date, (1) declares or makes any dividend or other distribution of its assets (or rights to acquire its assets) to all or substantially all of the holders of shares of Common Stock at any time after the Issuance Date, or (2) grants, issues or sells any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of shares of Common Stock.  Further, if at any time a Series A Warrant is outstanding, the Company consummates any fundamental transaction, as described in the Series A Warrants and generally including any consolidation or merger into another corporation, or the sale of all or substantially all of our assets, or other transaction in which the Common Stock is converted into or exchanged for other securities or other consideration, the holder of any Series A Warrants will thereafter receive, the securities or other consideration to which a holder or the number of shares of Common Stock then deliverable upon the exercise or exchange of such Series A Warrants would have been entitled upon such consolidation or merger or other transaction.

Unit Purchase Option. The Company, in connection with the Offering, entered into a Unit Purchase Option Agreement, dated as of August 31, 2015 (the “Unit Purchase Option”), pursuant to which the Company granted the Underwriter the right to purchase from the Company up to a number of Units equal to 5% of the Units sold in the Offering (or up to 83,333 Units) at an exercise price equal to 125% of the public offering price of the Units in the Offering, or $11.25 per Unit. The Unit Purchase Option expires on August 25, 2018.

Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of Common Stock (subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events) on the six month anniversary of the Issuance Date or on the date of an Early Separation. In addition, the Series B Preferred Stock will automatically convert into shares of common stock upon the occurrence of a fundamental transaction, as described in the certificate of designations for the Series B Preferred Stock but including mergers, sales of the company’s assets, changes in control and similar transactions. The Series B Preferred Stock is not convertible by the holder of such preferred stock to the extent (and only to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company. The Series B Preferred Stock has no voting rights, except for the right to approve certain amendments to the certificate of designations or similar actions. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series B Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Series B Preferred Stock.

Unit Exchange. On February 4, 2014, the Company raised $2,055,000 in gross proceeds from a private placement of 20,550 shares of Series A Convertible Preferred Stock, par value $0.01, with a stated value of $100 per share (the “Series A Preferred Shares”) and warrants to purchase shares of the Company’s common stock. The Series A Preferred Shares and warrants were sold to investors pursuant to a Securities Purchase Agreement, dated as of February 4, 2014. On August 31, 2015, the Company issued a total of 228,343 Units (the “Exchange Units”) in exchange for the outstanding Series A Preferred Stock which were then cancelled pursuant to an agreement with the holders of the Series A Preferred Shares. The warrants that were issued in connection with the issuance of the Series A Preferred Shares remained outstanding; however, the warrant amounts were reduced so that the warrants are exercisable into an aggregate of 84,770 shares of the Company’s common stock. The Exchange Units were exempt from registration under Section 3(a)(9) of the Securities Act. On August 31, 2015, the Company filed a termination certificate with the Delaware Secretary of State. Following that date there were no shares of Series A Preferred Stock outstanding, and the previously authorized shares of Series A Preferred Stock resumed the status of authorized but unissued and undesignated shares of preferred stock of the Company.

Redemption of Convertible Notes. In connection with the closing of the Offering, $933,074 aggregate principal amount of Convertible Notes plus interest and a 40% redeemable premium were redeemed for total payments of $1,548,792. See Note 4. Of this amount, approximately $167,031 was paid to its affiliates in redemption of their Convertible Notes.

Equity Incentive Plan

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years.

Accounting for share-based payment

The Company has adopted ASC 718- Compensation-Stock Compensation ("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.

In January 2014 the Company issued 4,336 shares of common stock to the former CEO at $1.25 per share upon his exercising options.

In January through March 2014, 9 warrant holders exercised warrants through a cashless exercise for a total of 15,442 shares of common stock.

In January and February 2014 the Company issued warrants to purchase 21,538 shares pursuant to a February 4, 2014 private placement whereby the Company issued 20,550 shares of Series A Convertible Preferred Stock raising gross proceeds of $2,055,000. The warrants are at an exercise price of $24.38.

In February 2014 the Company issued a warrant to purchase 1,482 shares of common stock at an exercise price of $20.25 to a major shareholder Dr. Samuel Herschkowitz. The warrant is in consideration for a bridge loan extended in December 2013 that has been paid in February 2014.

On March 31, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $19.50 per share. As a result 970 shares of common stock were issued to 16 holders of Preferred Shares.

In March 2014, the Company issued 4,444 shares of common stock to a warrant holder for a partial cash exercise at $11.25 per share; issued 3,333 shares to the holder via the cashless exercise of the remainder of the warrant.

In June 2014, the Company issued 3,725 shares of common stock to a warrant holder exercising cashless warrants.

On June 30, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $19.50 per share. As a result 1,561 shares of common stock were issued to 16 holders of Preferred Shares.

On June 30, 2014, the Company issued a warrant to purchase 5,431 shares of common stock at an exercise price of $12.38 to SOK Partners, LLC, in consideration for a bridge loan in the form of convertible notes. On September 9, 2014 the Resale Registration Statement went into effect. The convertible note agreement provided an immediate approximately 11% reduction to the warrant agreement. Therefore, the warrant has been adjusted to purchase 4,831 shares of common stock at an exercise price of $12.38 to SOK Partners, LLC in consideration for a bridge loan.

In July 2014, the Company issued warrants to purchase 28,986 shares of common stock at an exercise price of $12.38 to two lenders in consideration for a bridge loan in the form of convertible notes. The shares above reflect approximately an 11% reduction resulting from the Resale Registration Statement that went effective September 9, 2014.

In August 2014, the Company issued warrants to purchase 61,539 of common stock at an exercise price of $24.38 to the Purchasers of the Preferred Shares. The Securities Purchase Agreement with the Preferred Shareholders stipulated that if the Company was not listed on either the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT within 180 days of closing the agreement then warrants to purchase the above additional shares would be issued in aggregate to the Preferred Shareholders.

In August and September 2014, the Company issued warrants to purchase 37,440 shares of common stock at an exercise price of $12.38 to four lenders in consideration for a bridge loan in the form of convertible notes. The shares above reflect the approximate 11% reduction resulting from the Resale Registration Statement that went effective September 9, 2014.

On September 30, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $19.50 per share. As a result 1,561 shares of common stock were issued to 16 holders of Preferred Shares.

In November 2014, the Company issued 13,700 shares of common stock, par value $0.01, in escrow for debt settlement.

On December 31, 2014, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $19.50 per share. As a result 1,559 shares of common stock were issued to 16 holders of Preferred Shares.

For grants of stock options and warrants in 2014 the Company used a 1.44% to 2.75% risk-free interest rate, 0% dividend rate, 59% or 66% volatility and estimated terms of 5 or 10 years. Value computed using these assumptions ranged from $3.2006 to $13.9195 per share.

In January 2015, the Company issued a dividend adjustment to the Purchasers of the Preferred Shares as described above. Certain previous dividends paid were calculated with an exercise price of $19.50 per share, but should have been calculated at $9.75 per share. As a result 3,122 shares of common stock were issued to 16 holders of Preferred Shares.

On March 31, 2015, the Company issued dividends to the Purchasers of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $9.75 per share. As a result 3,121 shares of common stock were issued to 16 holders of Preferred Shares.

On June 30, 2015, the Company issued dividends to Purchases of the Preferred Shares as described above. The dividends are at an annual rate of 6% of the stated value of the Preferred Shares paid on a quarterly basis in the form of common stock per a stipulated $9.75 per share. As a result 3,121 shares of common stock were issued to 16 holders of Preferred Shares.

For grants of stock options and warrants in 2015 the Company used a 1.63% to 2.35% risk-free interest rate, 0% dividend rate, 59% to 66% volatility and estimated terms of 5 to 10 years. Value computed using these assumptions ranged from $0.2750 to $5.5695 per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Issued	354,253	2.76	7,581,722	4.95
Cancelled	(19,136)	11.73	(1,967)	11.34
Exercised	-	-	(3,000)	4.95

Outstanding at December 31, 2015	783,718	$5.33	8,077,477	$5.14

At December 31, 2015, 780,718 stock options are fully vested and currently exercisable with a weighted average exercise price of $5.29 and a weighted average remaining term of 8.17 years. There are 8,077,477 warrants that are fully vested and exercisable. Stock-based compensation recognized in 2015 and 2014 was $871,877 and $723,367, respectively. The Company has $32,682 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over the next 2 months.

The following summarizes the status of options and warrants outstanding at December 31, 2015:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.75	7,333	5.52
$2.63	250,481	9.81
$2.94	30,614	10.01
$3.10	59,681	9.50
$3.21	6,232	9.76
$3.45	7,245	9.25
$4.875	134	7.20
$5.25	2,031	6.69
$5.625	192,000	7.21
$5.925	23,206	7.22
$6.00	123,998	6.63
$6.50	3,845	9.01
$8.25	3,636	8.76
$9.9375	3,019	7.54
$10.50	3,238	7.54
$11.25	13,666	7.09
$12.75	67	7.36
$13.875	2,160	8.25
$71.25	40,261	8.19
$18.75	3,334	8.15
$20.25	4,940	8.01
$21.75	1,336	7.77
$23.85	1,260	7.75
Total	783,718

Warrants:
$4.95	7,577,040	4.67
$6.00	102,857	2.20
$9.00	2,666	2.07
$9.75	63,227	3.59
$11.25	203,801	2.02
$12.375	71,257	3.61
$12.38	5,557	3.85
$13.50	4,444	2.47
$14.85	23,612	2.41
$20.25	1,481	3.13
$24.375	21,535	3.10
Total	8,077,477

Stock options and warrants expire on various dates from June 2017 to December 2025.

On July 24, 2015, an amendment to the Certificate of Incorporation became effective, pursuant to which the authorized common stock was increased to 100,000,000 shares of common stock and the authorized preferred stock was increased to 20,000,000 shares.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of December 31, 2015 by year of grant:

Year	Shares	Price
2011	11,666		.75
2012	126,029	5.25	–	6.00
2013	232,756	4.875	–	23.85
2014	59,013	6.50	–	18.75
2015	354,253	2.63	–	3.45
Total	783,718	$.75	–	23.85

Warrants:

Year	Shares	Price
2012	69,801	11.25	–	15.00
2013	267,579	6.00	–	14.85
2014	161,375	12.375	–	24.375
2015	7,578,722		4.95
Total	8,077,477	$4.95	–	24.375